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UBS CASH RESERVES FUND

Annual Report

April 30, 2002

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UBS Cash Reserves Fund


DEAR SHAREHOLDER,

We present you with the annual report for the UBS Cash Reserves Fund for the fiscal year ended April 30, 2002.

A NEW GLOBAL BRAND

Effective April 8, 2002, Brinson Advisors, Inc. changed its name to UBS Global Asset Management (US) Inc., a member of the UBS Global Asset Management division of UBS AG, one of the largest financial services firms in the world. This strategic branding move reflects the global integration and scope of the organization's investment approach and offerings. The UBS Global Asset Management organization strives to deliver superior investment performance to clients through the management and allocation of their investments across and within all major asset classes.

Our strength lies in our globally integrated investment platform. With investment professionals throughout the world, the UBS Global Asset Management organization provides clients with uncommon research, asset allocation and risk management conducted on a fully global basis. We seek to maximize the benefits to clients, through understanding and acting upon their risk and return objectives. This covenant with our clients is the basis for the success of our business.

Effective on the same date, the funds comprising the Brinson Mutual Fund Family were renamed UBS Funds. The Funds' investment objectives and investment processes remain the same.

MARKET REVIEW

Questions about an economic recovery combined with world unrest resulted in uncertainty in the money markets, marking a volatile fiscal year ended April 30, 2002. After the longest peacetime expansion in U.S. history, the threat of a recession in 2001 was further exacerbated by the terrorist attacks on September 11th. Through this period, both monetary and fiscal policy was focused on staving off a severe downturn. Federal aid directed toward New York combined with previous tax cuts did little to stimulate the economy during the third quarter, when the nation's Gross Domestic Product (GDP) fell 1.3%.

[SIDENOTE]

UBS CASH
RESERVES FUND

INVESTMENT GOAL:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability.

PORTFOLIO MANAGER:

Susan P. Ryan

UBS Global Asset
Management (US) Inc.

COMMENCEMENT:
February 14, 2000


DIVIDEND PAYMENTS:
Monthly

During the fourth quarter, however, the economy rebounded beyond most expectations, with GDP jumping into positive territory. This momentum carried into the first quarter of 2002, when the Institute of Supply Management's (ISM) Index of Business Activity (a proxy for the manufacturing sector) began to approach the critical 50 level (a reading above 50 indicates economic expansion). The ISM's index registered 55.6 in March and 53.9 in April. GDP skyrocketed to 5.8% in the first quarter, its highest quarterly growth rate in two years, while inflation fears remained muted. The Federal Reserve (the "Fed") lowered its fed funds rate to a 40-year low, dropping the key rate to 1.75% by year's end. This action, by itself, depressed cash fund yields to historical lows by year end.

Hopes for a sharp and quick recovery were dissipated late in the fiscal year as corporate governance and accounting issues continued to mount for American businesses. Complicating matters and souring the mood of investors and consumers, Middle East tensions reached a flash point, while India and Pakistan edged closer to full-scale conflict.

Economic fundamentals were mixed at period's end. With unemployment remaining stubbornly high at 6.0% and a skittish equity market, investors remained concerned about the direction of the economy. On the positive side, inventories continued to shrink and signs of a return to profit for many U.S. companies began to appear.

FUND HIGHLIGHTS

Yields were extremely depressed during the period, with the Fund's current seven-day average yield at 1.50% at the end of the fiscal year -- down from 2.49% on October 31, 2001. Falling yields were a direct consequence of the Fed's dramatic easing cycle during the period. Then in March, the Fed signaled a change in stance from easing to neutral. With the Fed poised to tighten rates when an economic recovery becomes more certain, we reduced the Fund's weighted average maturity substantially from 57 days to 49 days late in the period, down from a high of 74 days at the end of October.

The long-term corporate market reacted harshly to mounting concerns of accounting irregularities at some high profile corporations. The potential lack of transparency led to some extreme widening of corporate spreads. The reaction in the short-term market was an increased demand for U.S. Treasuries and Agencies as buyers sought the safety and liquidity of these issues. At the end of the period, the Fund had a 28% allocation to this sector. We continued to purchase one- to six-month floating-rate securities as a hedge against rate volatility.

PERFORMANCE AND PORTFOLIO REVIEW

YIELD AND CHARACTERISTICS                         4/30/02           10/31/01
-------------------------                         -------           --------
Current Seven-Day Average Yield(1)                 1.50%             2.49%
Effective Seven-Day Average Yield(1)               1.51%             2.52%
Weighted Average Maturity                         49 days            74 days
Net Assets ($mm)                                  $394.0             $353.6

1. Yields will fluctuate.

SECTOR ALLOCATION*                                   4/30/02                                                         10/31/01
------------------                                   -------                                                         --------
Commercial Paper                                      50.1%      Commercial Paper                                     36.0%
U.S. Gov't and Agency Obligations                     31.7       U.S. Gov't Agency Obligations                        30.8
Certificates of Deposit                               13.4       Certificates of Deposit                              15.6
Money Market Funds                                     5.9       Short-Term Corporate Obligations                      9.1
Liabilities in Excess of Other Assets                 -1.1       Money Market Funds                                    7.2
----------------------------------------------------------       Bank Notes                                            1.1
Total                                                100.0%      Other Assets in Excess of Liabilities                 0.2
                                                     =====       ---------------------------------------------------------
                                                                 Total                                               100.0%
                                                                                                                     =====

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

OUTLOOK

A recovering manufacturing sector, stabilizing weekly unemployment claims, and an expectation for some sectors and industries to increase profits provide more evidence that a recovery is underway, albeit a stuttering one. However, fears over global tensions in a number of regions worldwide will continue to cast a pall over any recovery.

With a relatively flat yield curve out to six months, we anticipate a continued barbell strategy. With the majority of economic data suggesting a recovery, the Fed may begin to raise its fed funds rate before year end. Talks of a summer rate increase have disappeared as Mideast tensions coupled with more corporate concerns have escalated.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,(2) please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/s/ Brian M. Storms                                /s/ Susan P. Ryan
Brian M. Storms                                    Susan P. Ryan
PRESIDENT                                          PORTFOLIO MANAGER
UBS Cash Reserves Fund                             UBS Cash Reserves Fund
PRESIDENT AND CHIEF OPERATING OFFICER              EXECUTIVE DIRECTOR
UBS Global Asset Management                        UBS Global Asset Management
 (US) Inc.                                          (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended April 30, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.

2. Mutual funds are sold by prospectus only. The prospectuses for the Funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

Statement of Net Assets -- April 30, 2002

PRINCIPAL
  AMOUNT                                                                 MATURITY      INTEREST
  (000)                                                                   DATES         RATES             VALUE
----------                                                               --------      --------       ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--31.71%
        $15,000  U.S. Treasury Bill                                     06/13/02        1.800%@       $ 14,967,750
         25,000  Federal Home Loan Bank                                 05/01/02        1.740 to
                                                                                        1.810*          24,988,170
          3,353  Federal Home Loan Bank                                 06/19/02        1.750@           3,345,014
         20,000  Federal Home Loan Bank                                 12/05/02 to     2.100 to
                                                                        04/17/03        3.000           20,000,000
         35,000  Federal Home Loan Mortgage Corp.                       07/18/02 to     1.800 to
                                                                        08/28/02        2.390@          34,810,497
          5,000  Federal Home Loan Mortgage Corp.                       01/24/03        2.375            5,000,000
          7,000  Federal National Mortgage Association                  05/01/02        1.750*           7,000,000
          9,850  Federal National Mortgage Association                  07/22/02        1.740@           9,839,526
          5,000  Student Loan Marketing Association                     05/23/03        2.650            5,000,000
                                                                                                      ------------
Total U.S. Government and Agency Obligations
   (cost--$124,950,957)                                                                                124,950,957
                                                                                                      ============
CERTIFICATES OF DEPOSIT--13.45%
    YANKEE--13.45%
         15,000  Barclays Bank PLC                                      05/01/02        1.790*          14,999,653
          5,000  Dexia Bank SA                                          05/01/02        1.820*           4,998,084
         10,000  Royal Bank of Canada                                   05/01/02        1.750*          10,000,000
          5,000  Svenska Handelsbanken                                  08/29/02        3.620            4,999,839
          5,000  Toronto-Dominion Bank                                  09/06/02        3.585            4,999,743
         13,000  Westdeutsche Landesbank Girozentrale                   11/01/02 to     2.590 to
                                                                        05/23/03        2.680           12,998,563
                                                                                                      ------------
Total Certificates of Deposit (cost--$52,995,882)                                                       52,995,882
                                                                                                      ============
COMMERCIAL PAPER@--50.09%
    ASSET BACKED-AUTO & TRUCK--2.54%
         10,000  New Center Asset Trust                                 05/01/02        1.900           10,000,000
    ASSET BACKED-BANKING--1.01%
          4,000  Stellar Funding Group, Inc.                            05/14/02        1.820            3,997,371

PRINCIPAL
  AMOUNT                                                                MATURITY       INTEREST
  (000)                                                                  DATES          RATES             VALUE
---------                                                               --------       --------       ------------
COMMERCIAL PAPER@--(CONTINUED)
    ASSET BACKED-MISCELLANEOUS--6.10%
        $ 5,000  Giro Multi-Funding Corp.                               05/20/02        1.790%        $  4,995,276
          4,053  Quincy Capital Corp.**                                 05/13/02        1.790            4,050,582
          5,000  Receivables Capital Corp.**                            05/20/02        1.780            4,995,303
         10,000  Triple A One Funding Corp.                             05/01/02        1.910           10,000,000
                                                                                                      ------------
                                                                                                        24,041,161
    AUTOMOTIVE OEM--0.79%
          3,100  PACCAR Financial Corp.                                 05/15/02        1.830            3,097,794
    BANKING-DOMESTIC--7.61%
          7,000  CBA (Delaware) Finance Inc.                            05/06/02        1.820            6,998,230
          5,000  Deutsche Bank Financial LLC                            05/20/02        1.780            4,995,303
          5,000  Dresdner U.S. Finance Inc.                             05/06/02        1.800            4,998,750
          8,000  Fortis Funding LLC                                     05/10/02        1.780            7,996,440
          5,000  Nordea North America, Inc.                             05/13/02        1.790            4,997,017
                                                                                                      ------------
                                                                                                        29,985,740
    BANKING-FOREIGN--2.54%
          5,000  Banque et Caisse d'Epargne de L'Etat                   05/03/02        1.860            4,999,483
          5,000  Societe Generale North America, Inc.                   05/22/02        1.750            4,994,896
                                                                                                      ------------
                                                                                                         9,994,379
    BROKERAGE--1.27%
          5,000  Salomon Smith Barney Holdings Inc.                     05/16/02        1.770            4,996,313
    BUILDING MATERIALS--1.27%
          5,000  Sherwin-Williams Co.                                   05/02/02        1.780            4,999,753
    CHEMICALS--0.99%
          3,900  Henkel Corp.                                           05/01/02        1.820            3,900,000
    CONGLOMERATE--3.30%
         10,000  Koch Industries                                        05/01/02        1.910           10,000,000
          3,000  United Technologies Corp.                              05/03/02        1.750            2,999,708
                                                                                                      ------------
                                                                                                        12,999,708
    CONSUMER PRODUCTS-NONDURABLES--1.27%
          5,000  Procter & Gamble Co.                                   05/02/02        1.820            4,999,747
    ENERGY-INTEGRATED--1.52%
          6,000  Exxon Imperial U.S., Inc.**                            05/21/02        1.770            5,994,100

PRINCIPAL
 AMOUNT                                                                 MATURITY       INTEREST
 (000)                                                                   DATES          RATES             VALUE
---------                                                               ---------      --------       ------------
COMMERCIAL PAPER@--(CONCLUDED)
    FINANCE-NONCAPTIVE CONSUMER--6.34%
        $ 5,000  American Express Credit Corp.                          05/09/02        1.780%        $  4,998,022
          4,000  Household Finance Corp.                                07/26/02        1.830            3,982,514
          6,000  International Lease Financing Corp.                    05/22/02        1.780            5,993,770
         10,000  Transamerica Finance Corp. (TA)                        05/06/02        1.800            9,997,500
                                                                                                      ------------
                                                                                                        24,971,806
    FINANCE-NONCAPTIVE DIVERSIFIED--2.54%
         10,000  GE Capital Int'l. Funding, Inc.                        05/07/02        1.810            9,996,983
    INSURANCE-P&C--1.27%
          5,000  Marsh & McLennan Co. Inc.                              05/16/02        1.750            4,996,354
    MEDIA-PUBLISHING--1.27%
          5,000  Gannett Co.                                            05/08/02        1.780            4,998,270
    METALS & MINING--2.43%
          4,598  Alcoa Inc.                                             05/02/02        1.750            4,597,777
          5,000  Rio Tinto America Inc.**                               05/07/02        1.770            4,998,525
                                                                                                      ------------
                                                                                                         9,596,302
    PHARMACEUTICALS--2.22%
          5,000  GlaxoSmithKline Finance PLC                            07/19/02        1.820            4,980,030
          3,790  Pfizer Inc.                                            05/02/02        1.750            3,789,816
                                                                                                      ------------
                                                                                                         8,769,846
    RETAIL-SPECIALTY--1.27%
          5,000  Home Depot Funding Corp.                               05/21/02        1.820            4,994,944
    TELECOM-WIRELINES--1.27%
          5,000  Verizon Global Funding Inc.                            05/09/02        1.780            4,998,022
    TOBACCO--1.27%
          5,000  Philip Morris Co., Inc.                                05/13/02        1.770            4,997,050
                                                                                                      ------------
Total Commercial Paper (cost--$197,325,643)                                                            197,325,643
                                                                                                      ============

 NUMBER OF
  SHARES                                                                MATURITY       INTEREST
  (000)                                                                  DATES          RATES            VALUE
-----------                                                             --------       --------       ------------
MONEY MARKET FUNDS--5.88%
        $11,804  AIM Liquid Assets Portfolio                            05/01/02        1.900%+        $ 11,803,897
             75  AIM Prime Portfolio                                    05/01/02        1.750+              74,795
            156  BlackRock Provident Institutional
                    TempFund                                            05/01/02        1.824+             156,324
         11,128  Dreyfus Cash Management Fund                           05/01/02        1.890+          11,128,313
                                                                                                      ------------
Total Money Market Funds (cost--$23,163,329)                                                            23,163,329
                                                                                                      ------------
Total Investments (cost--$398,435,811
   which approximates cost for federal income
   tax purposes)--101.13%                                                                              398,435,811
Liabilities in excess of other assets--(1.13)%                                                          (4,469,582)
                                                                                                      ------------
Net Assets (applicable to 393,782,091 shares
   of beneficial interest outstanding equivalent
   to $1.00 per share)--100.00%                                                                       $393,966,229
                                                                                                      ============

 * Variable rate securities--maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of April 30, 2002, and reset periodically.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
 @   Interest rates shown are the discount rates at date of purchase.
 +   Interest rates shown reflect yield at April 30, 2002.

                       Weighted average maturity-- 49 days

                 See accompanying notes to financial statements

Statement of Operations

                                                                   FOR THE
                                                                 YEAR ENDED
                                                               APRIL 30, 2002
                                                               --------------
INVESTMENT INCOME:
Interest                                                         $10,893,360
EXPENSES:
   Investment advisory and administration fees                     1,165,196
   Transfer agency and related services fees                         638,046
   Reports and notices to shareholders                               108,084
   Federal and state registration fees                               101,081
   Insurance                                                          52,382
   Professional fees                                                  49,700
   Custody and accounting                                             35,307
   Trustees' fees                                                      8,114
   Other expenses                                                      2,162
                                                                   2,160,072
Less: Fee waivers from advisor                                      (500,679)
Net expenses                                                       1,659,393
                                                                 -----------
Net investment income                                              9,233,967
                                                                 -----------
Net realized gains from investment transactions                      183,910
                                                                 -----------
Net increase in net assets resulting from operations             $ 9,417,877
                                                                 ===========

Statement of Changes in Net Assets

                                                                                         FOR THE YEARS ENDED APRIL 30,
                                                                                    -----------------------------------------
                                                                                       2002                           2001
                                                                                    -----------                  ------------
FROM OPERATIONS:
Net investment income                                                               $ 9,233,967                  $ 19,080,440
Net realized gains from investment transactions                                         183,910                           385
                                                                                   ------------------------------------------
Net increase in net assets resulting from operations                                  9,417,877                    19,080,825
                                                                                   ------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                                                (9,233,967)                  (19,080,440)
Net increase in net assets from
  beneficial interest transactions                                                   43,952,674                    79,423,316
                                                                                   ------------------------------------------
Net increase in net assets                                                           44,136,584                    79,423,701
NET ASSETS:
Beginning of year                                                                   349,829,645                   270,405,944
                                                                                   ------------------------------------------
End of year                                                                        $393,966,229                  $349,829,645
                                                                                   ============                  ============

                 See accompanying notes to financial statements

Notes to Financial Statements

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Cash Reserves Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with five funds: the Fund, UBS Select Money Market Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund and UBS Liquid Assets Fund. The financial statements for the UBS Select Money Market Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund and UBS Liquid Assets Fund are not included herein.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") under which UBS Global Asset Management (US) Inc. ("UBS Global AM," formerly known as Brinson Advisors, Inc.), serves as investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.33% of the Fund's average daily net assets. At April 30, 2002, the Fund owed UBS Global AM $101,195 in investment advisory and administration fees. At April 30, 2002, UBS Global AM owed the Fund $19,383 in fee waivers and reimbursements.

For the period February 14, 2000 (commencement of operations) through the end of the Fund's first three fiscal years, UBS Global AM has contractually undertaken to waive 0.04% of its investment advisory and administration fees and reimburse a portion of expenses to maintain the Fund's ordinary total annual operating expenses at a level not exceeding 0.47% of the Fund's average daily net assets. The Fund has agreed to repay UBS Global AM for any reimbursed expenses if it can do so over the following three years without causing the Fund's expenses in any of those years to exceed the aforementioned rate.

For the year ended April 30, 2002, UBS Global AM waived $500,679 in investment advisory and administration fees.

OTHER LIABILITIES

At April 30, 2002, dividends payable and payable for investments purchased were $109,512 and $5,000,000, respectively.

FEDERAL TAX STATUS

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

At April 30, 2002, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal years ended April 30, 2002 and April 30, 2001, was ordinary income.

MONEY MARKET FUND INSURANCE BONDS

At April 30, 2002, the Fund had insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of the Fund for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, the Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. For the year ended April 30, 2002, the Fund did not use these insurance bonds.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                                                FOR THE YEARS ENDED APRIL 30,
                                                                                         -----------------------------------------
                                                                                             2002                         2001
                                                                                         -----------------         ---------------
Shares sold                                                                               3,294,916,720             3,435,933,801
Shares repurchased                                                                       (3,260,643,877)           (3,375,567,199)
Dividends reinvested                                                                          9,679,831                19,056,714
Net increase in shares outstanding                                                           43,952,674                79,423,316
                                                                                         ==============            ==============

Financial Highlights


Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                       FOR THE
                                                     YEARS ENDED           FOR THE PERIOD
                                                       APRIL 30,          FEBRUARY 14, 2000+
                                                 ----------------------          TO
                                                    2002       2001        APRIL 30, 2000
                                                 ---------   ----------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD             $   1.00    $   1.00         $   1.00
Net investment income                                0.026       0.059           0.012
Dividends from net investment income                (0.026)     (0.059)         (0.012)
                                                 -------------------------------------
NET ASSET VALUE, END OF PERIOD                   $   1.00    $   1.00         $   1.00
                                                 -------------------------------------
TOTAL INVESTMENT RETURN(1)                           2.66%       6.01%            1.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                $393,966    $349,830         $270,406
Expenses to average net assets,
   net of waivers/reimbursements
   from advisor                                      0.47%       0.47%            0.47%*
Expenses to average net assets,
   before waivers/reimbursements
   from advisor                                      0.61%       0.54%            0.53%*
Net investment income to average
   net assets, net of waivers/reimbursements
   from advisor                                      2.61%       5.80%            5.57%*
Net investment income to average
   net assets, before waivers/reimbursements
   from advisor                                      2.47%       5.73%            5.51%*

+    Commencement of operations.
*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period less than one year has not been annualized.

Report of Ernst & Young LLP, Independent Auditors

The Board of Trustees and Shareholders
UBS Cash Reserves Fund

We have audited the accompanying statement of net assets of UBS Cash Reserves Fund (the "Fund") (one of the funds comprising UBS Money Series) as of April 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at April 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Cash Reserves Fund at April 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

New York, New York
June 19, 2002

                      (This page intentionally left blank)

UBS Cash Reserves Fund

Supplemental Information (unaudited)

BOARD OF TRUSTEES & OFFICERS

The Fund is governed by a Board of Trustees which oversees the Fund's operations. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Fund, the length of time served as a Trustee or Officer of the Fund, the Trustee's or Officer's principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the Trustee or Officer, and other directorships held by such Trustee or Officer.

The Fund's Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-800-647-1568.

INTERESTED TRUSTEES

                                                  TERM OF
                                                OFFICE+ AND
                                 POSITION(S)     LENGTH OF
        NAME, ADDRESS,            HELD WITH        TIME                  PRINCIPAL OCCUPATION(S)
            AND AGE                 FUND          SERVED                   DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;           Trustee        Since 1998      Mrs. Alexander is an executive vice
55                                                              president of UBS PaineWebber (since March 1984).
                                                                She was chief executive officer of UBS Global AM from
                                                                January 1995 to October 2000, a director
                                                               (from January 1995 to September 2001)
                                                                and chairman (from March 1999 to September 2001).

E. Garrett Bewkes, Jr.**++;      Trustee and    Since 1998      Mr. Bewkes serves as a consultant to
75                               Chairman of                    UBS PaineWebber (since May 1999).
                                 the Board of                   Prior to November 2000, he was a
                                 Trustees                       director of Paine Webber Group Inc.
                                                                ("PW Group", formerly the holding
                                                                company of UBS PaineWebber and
                                                                UBS Global AM) and prior to 1996, he
                                                                was a consultant to PW Group. Prior
                                                                to 1988, he was chairman of the
                                                                board, president and chief executive
                                                                officer of American Bakeries Company.

                                               NUMBER OF
        NAME, ADDRESS,               PORTFOLIOS IN FUND COMPLEX                     OTHER DIRECTORSHIPS
            AND AGE                     OVERSEEN BY TRUSTEE                           HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;           Mrs. Alexander is a director or trustee                  None
55                               of 22 investment companies (consisting
                                 of 43 portfolios) for which UBS Global
                                 AM, UBS PaineWebber or one of their
                                 affiliates serves as investment advisor,
                                 sub-advisor or manager.

E. Garrett Bewkes, Jr.**++;      Mr. Bewkes is a director or trustee of                   Mr. Bewkes is also a
75                               34 investment companies (consisting of                   director of Interstate
                                 55 portfolios) for which UBS Global AM,                  Bakeries Corporation.
                                 UBS PaineWebber or one of their affiliates
                                 serves as investment advisor, sub-advisor
                                 or manager.

INDEPENDENT TRUSTEES

                                                 TERM OF
                                               OFFICE+ AND
                               POSITION(S)      LENGTH OF
     NAME, ADDRESS,            HELD WITH          TIME                           PRINCIPAL OCCUPATION(S)
        AND AGE                  FUND            SERVED                            DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 67       Trustee          Since 1998         Mr. Armstrong is chairman and principal of R.Q.A.
R.Q.A. Enterprises                                                 Enterprises (management consulting firm) (since
One Old Church Road--                                              April 1991 and principal occupation since March
Unit # 6                                                           1995). Mr. Armstrong was chairman of the board,
Greenwich, CT  06830                                               chief executive officer and co-owner `of
                                                                   Adirondack Beverages (producer and distributor of
                                                                   soft drinks and sparkling/still waters) (October
                                                                   1993-March 1995). He was a partner of The New
                                                                   England Consulting Group (management consulting
                                                                   firm) (December 1992- September 1993). He was
                                                                   managing director of LVMH U.S. Corporation (U.S.
                                                                   subsidiary of the French luxury goods
                                                                   conglomerate, Louis Vuitton Moet Hennessey
                                                                   Corporation) (1987-1991) and chairman of its wine
                                                                   and spirits subsidiary, Schieffelin & Somerset
                                                                   Company (1987-1991).

David J. Beaubien; 67          Trustee          Since 2001         Mr. Beaubien is chairman of Yankee Environmental
101 Industrial Road                                                Systems, Inc., a manufacturer of meteorological
Turners Falls, MA 01376                                            measuring systems. Prior to January 1991, he was
                                                                   senior vice president of EG&G, Inc., a company
                                                                   which makes and provides a variety of scientific
                                                                   and technically oriented products and services.
                                                                   From 1985 to January 1995, Mr. Beaubien served as
                                                                   a director or trustee on the boards of the Kidder,
                                                                   Peabody & Co. Incorporated mutual funds.

                                          NUMBER OF
     NAME, ADDRESS,               PORTFOLIOS IN FUND COMPLEX                           OTHER DIRECTORSHIPS
        AND AGE                       OVERSEEN BY TRUSTEE                                HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 67        Mr. Armstrong is a director or trustee         Mr. Armstrong is also a director of
R.Q.A. Enterprises              of 22 investment companies (consisting         AlFresh Beverages Canada, Inc. (a
One Old Church Road--           of 43 portfolios) for which UBS Global         Canadian Beverage subsidiary of AlFresh
Unit # 6                        AM, UBS PaineWebber or one of their            Foods Inc.) (since October 2000).
Greenwich, CT  06830            affiliates serves as investment advisor,
                                sub-advisor or manager.

David J. Beaubien; 67           Mr. Beaubien is a director or trustee of 22    Mr. Beaubien is also a director of
101 Industrial Road             investment companies (consisting of 43         IEC Electronics, Inc., a manufacturer
Turners Falls, MA 01376         portfolios) for which UBS Global AM,           of electronic assemblies.
                                UBS PaineWebber or one of their affiliates
                                serves as investment advisor, sub-advisor
                                or manager.

                                                 TERM OF
                                               OFFICE+ AND
                               POSITION(S)      LENGTH OF
     NAME, ADDRESS,            HELD WITH          TIME                           PRINCIPAL OCCUPATION(S)
        AND AGE                  FUND            SERVED                            DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Richard R. Burt; 55            Trustee         Since 1998          Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania Ave., N.W.                                       (international information and security firm) and
Washington, D.C.  20004                                            IEP Advisors (international investments and
                                                                   consulting firm). He was the chief negotiator in
                                                                   the Strategic Arms Reduction Talks with the former
                                                                   Soviet Union (1989-1991) and the U.S. Ambassador
                                                                   to the Federal Republic of Germany (1985-1989).
                                                                   From 1991-1994, he served as a partner of McKinsey
                                                                   & Company (management consulting firm).

Meyer Feldberg; 60             Trustee         Since 1998          Mr. Feldberg is Dean and Professor of Management
Columbia University                                                of the Graduate School of Business, Columbia
101 Uris Hall                                                      University. Prior to 1989, he was president of the
New York, New York                                                 Illinois Institute of Technology.
10027

George W. Gowen; 72            Trustee         Since 1998          Mr. Gowen is a partner in the law firm of
666 Third Avenue                                                   Dunnington, Bartholow & Miller. Prior to May 1994,
New York, New York                                                 he was a partner in the law firm of Fryer, Ross &
10017                                                              Gowen.

William W. Hewitt, Jr.***; 73  Trustee         Since 2001          Mr. Hewitt is retired. From 1990 to January 1995,
c/o UBS Global Asset                                               Mr. Hewitt served as a director or trustee on the
Management (US) Inc.                                               boards of the Kidder, Peabody & Co. Incorporated
51 West 52nd Street                                                mutual funds. From 1986-1988, he was an executive
New York, New York                                                 vice president and director of mutual funds,
10019-6114                                                         insurance and trust services of Shearson Lehman
                                                                   Brothers Inc. From 1976-1986, he was president of
                                                                   Merrill Lynch Funds Distributor, Inc.

                                          NUMBER OF
     NAME, ADDRESS,               PORTFOLIOS IN FUND COMPLEX                           OTHER DIRECTORSHIPS
        AND AGE                       OVERSEEN BY TRUSTEE                                HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
Richard R. Burt; 55             Mr. Burt is a director or trustee of 22        Mr. Burt is also a director of
1275 Pennsylvania Ave., N.W.    investment companies (consisting of 43         Archer-Daniels-Midland Company
Washington, D.C.  20004         portfolios) for which UBS Global AM, UBS       (agricultural commodities), Hollinger
                                PaineWebber or one of their affiliates         International Company (publishing), six
                                serves as investment advisor,                  investment companies in the Deutsche
                                sub-advisor or manager.                        Bank family of funds, nine investment
                                                                               companies in the Flag Investors family
                                                                               of funds, The Central European Fund,
                                                                               Inc. and The Germany Fund, Inc., a
                                                                               director of IGT, Inc. (provides
                                                                               technology to gaming and wagering
                                                                               industry) (since July 1999) and chairman
                                                                               of Weirton Steel Corp. (makes and
                                                                               finishes steel products) (since April
                                                                               1996).

Meyer Feldberg; 60              Dean Feldberg is a director or trustee         Dean Feldberg is also a director of
Columbia University             of 34 investment companies (consisting         Primedia Inc. (publishing), Federated
101 Uris Hall                   of 55 portfolios) for which UBS Global         Department Stores, Inc. (operator of
New York, New York              AM, UBS PaineWebber or one of their            department stores), Revlon, Inc.
10027                           affiliates serves as investment advisor,       (cosmetics), Select Medical Inc.
                                sub-advisor or manager.                        (healthcare services) and SAPPI, Ltd.
                                                                               (producer of paper).

George W. Gowen; 72             Mr. Gowen is a director or trustee of 34       None
666 Third Avenue                investment companies (consisting of 55
New York, New York              portfolios) for which UBS Global AM, UBS
10017                           PaineWebber or one of their affiliates
                                serves as investment advisor,            .
                                sub-advisor or manager.

William W. Hewitt, Jr.***; 73   Mr. Hewitt is a director or trustee of         Mr. Hewitt is also a director or trustee
c/o UBS Global Asset            22 investment companies (consisting of         of the Guardian Life Insurance Company
Management (US) Inc.            43 portfolios) for which UBS Global AM,        mutual funds.
51 West 52nd Street             UBS PaineWebber or one of their
New York, New York              affiliates serves as investment advisor,
10019-6114                      sub-advisor or manager.

                                                 TERM OF
                                               OFFICE+ AND
                               POSITION(S)      LENGTH OF
     NAME, ADDRESS,            HELD WITH          TIME                           PRINCIPAL OCCUPATION(S)
        AND AGE                  FUND            SERVED                            DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Morton L. Janklow; 72          Trustee         Since 2001          Mr. Janklow is senior partner of Janklow & Nesbit
445 Park Avenue                                                    Associates, an international literary agency
New York, New York 10022                                           representing leading authors in their
                                                                   relationships with publishers and motion picture,
                                                                   television and multi-media companies, and of
                                                                   counsel to the law firm of Janklow & Ashley.

Frederic V. Malek; 65          Trustee         Since 1998          Mr. Malek is chairman of Thayer Capital Partners
1455 Pennsylvania                                                  (merchant bank) and chairman of Thayer Hotel
Avenue, N.W. Suite 350                                             Investors III, Thayer Hotel Investors II and
Washington, D.C.  20004                                            Lodging Opportunities Fund (hotel investment
                                                                   partnerships). From January 1992 to November 1992,
                                                                   he was campaign manager of Bush-Quayle '92. From
                                                                   1990 to 1992, he was vice chairman and, from 1989
                                                                   to 1990, he was president of Northwest Airlines
                                                                   Inc. and NWA Inc. (holding company of Northwest
                                                                   Airlines Inc.). Prior to 1989, he was employed by
                                                                   the Marriott Corporation (hotels, restaurants,
                                                                   airline catering and contract feeding), where he
                                                                   most recently was an executive vice president and
                                                                   president of Marriott Hotels and Resorts.

Carl W. Schafer; 66            Trustee         Since 1998          Mr. Schafer is president of the Atlantic
66 Witherspoon Street                                              Foundation (charitable foundation). Prior to
#1100                                                              January 1993, he was chairman of the Investment
Princeton, NJ 08542                                                Advisory Committee of the Howard Hughes Medical
                                                                   Institute.

                                          NUMBER OF
     NAME, ADDRESS,               PORTFOLIOS IN FUND COMPLEX                           OTHER DIRECTORSHIPS
        AND AGE                       OVERSEEN BY TRUSTEE                                HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
Morton L. Janklow; 72           Mr. Janklow is a director or trustee of        None
445 Park Avenue                 22 investment companies (consisting of
New York, New York 10022        43 portfolios) for which UBS Global AM,
                                UBS PaineWebber or one of their
                                affiliates serves as investment advisor,
                                sub-advisor or manager.

Frederic V. Malek; 65           Mr. Malek is a director or trustee of 22       Mr. Malek is also a director of Aegis
1455 Pennsylvania               investment companies (consisting of 43         Communications, Inc. (tele-services),
Avenue, N.W. Suite 350          portfolios) for which UBS Global AM, UBS       American Management Systems, Inc.
Washington, D.C.  20004         PaineWebber or one of their affiliates         (management consulting and computer
                                serves as investment advisor,                  related services), Automatic Data
                                sub-advisor or manager.                        Processing, Inc. (computing services),
                                                                               CB Richard Ellis, Inc. (real estate
                                                                               services), FPL Group, Inc. (electric
                                                                               services), Manor Care, Inc. (health
                                                                               care) and Northwest Airlines Inc.

Carl W. Schafer; 66             Mr. Schafer is a director or trustee of 22     Mr. Schafer is also a director of Labor
66 Witherspoon Street           investment companies (consisting of 43         Ready, Inc. (temporary employment),
#1100                           portfolios) for which UBS Global AM,           Roadway Corp. (trucking), the Harding,
Princeton, NJ 08542             UBS PaineWebber or one of their affiliates     Loevner Funds, E.I.I. Realty Securities
                                serves as investment advisor, sub-advisor      Trust (investment company) and Frontier
                                or manager.                                    Oil Corporation and a director or
                                                                               trustee of the Guardian Life Insurance
                                                                               Company mutual funds.

INDEPENDENT TRUSTEES (CONCLUDED)

                                                 TERM OF
                                               OFFICE+ AND
                               POSITION(S)      LENGTH OF
     NAME, ADDRESS,            HELD WITH          TIME                           PRINCIPAL OCCUPATION(S)
        AND AGE                  FUND            SERVED                            DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
William D. White; 68           Trustee         Since 2001          Mr. White is retired. From February 1989 through
P.O. Box 199                                                       March 1994, he was president of the National
Upper Black Eddy, PA 18972                                         League of Professional Baseball Clubs. Prior to
                                                                   1989, he was a television sportscaster for
                                                                   WPIX-TV, New York. Mr. White served on the board
                                                                   of directors of Centel from 1989 to 1993 and until
                                                                   recently on the board of directors of Jefferson
                                                                   Banks Incorporated, Philadelphia, PA.

                                          NUMBER OF
     NAME, ADDRESS,               PORTFOLIOS IN FUND COMPLEX                           OTHER DIRECTORSHIPS
        AND AGE                       OVERSEEN BY TRUSTEE                                HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
William D. White; 68            Mr. White is a director or trustee of 22       None
P.O. Box 199                    investment companies (consisting of 43
Upper Black Eddy, PA 18972      portfolios) for which UBS Global AM, UBS
                                PaineWebber or one of their affiliates
                                serves as investment advisor,
                                sub-advisor or manager.

OFFICERS

                                                      TERM OF                    PRINCIPAL OCCUPATION(S)
                                                    OFFICE+ AND                   DURING PAST 5 YEARS;
                              POSITION(S)            LENGTH OF                   NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,            HELD WITH               TIME                   FUND COMPLEX FOR WHICH PERSON
        AND AGE                  FUND                 SERVED                        SERVES AS OFFICER
-------------------------------------------------------------------------------------------------------------------------
Debbie Baggett**;             Vice President        Since 1999         Ms. Baggett is a director and portfolio manager of
43                                                                     UBS Global AM. Ms. Baggett is a vice president of
                                                                       four investment companies (consisting of 9
                                                                       portfolios) for which UBS Global AM, UBS
                                                                       PaineWebber or one of their affiliates serves as
                                                                       investment advisor, sub-advisor or manager.

Thomas Disbrow+++;            Vice President        Since 2000         Mr. Disbrow is a director and a senior manager of
36                            and Assistant                            the mutual fund finance department of UBS Global
                              Treasurer                                AM. Prior to November 1999, he was a vice
                                                                       president of Zweig/Glaser Advisers. Mr. Disbrow is
                                                                       a vice president and assistant treasurer of 22
                                                                       investment companies (consisting of 43 portfolios)
                                                                       for which UBS Global AM, UBS PaineWebber or one of
                                                                       their affiliates serves as investment advisor,
                                                                       sub-advisor or manager.

Amy R. Doberman**;            Vice President        Since 2000         Ms. Doberman is a managing director and general
40                            and Secretary                            counsel of UBS Global AM. From December 1997
                                                                       through July 2000, she was general counsel of
                                                                       Aeltus Investment Management, Inc. Prior to
                                                                       working at Aeltus, Ms. Doberman was assistant
                                                                       chief counsel of the SEC's Division of Investment
                                                                       Management. Ms. Doberman is vice president and
                                                                       secretary of UBS Supplementary Trust and a vice
                                                                       president and secretary of 24 investment companies
                                                                       (consisting of 82 portfolios) for which UBS Global
                                                                       AM, UBS Global Asset Management (Americas) Inc.,
                                                                       ("UBS Global AM (Americas)"), UBS PaineWebber or
                                                                       one of their affiliates serves as investment
                                                                       advisor, sub-advisor or manager.

Kris L. Dorr**;               Vice President        Since 1998         Ms. Dorr is a director and portfolio manager in
38                                                                     the short-term strategies group of UBS Global AM.
                                                                       Ms. Dorr is vice president of one investment
                                                                       company (consisting of five portfolios) for which
                                                                       UBS Global AM, UBS PaineWebber or one of their
                                                                       affiliates serves as investment advisor,
                                                                       sub-advisor or manager.

                                                      TERM OF                    PRINCIPAL OCCUPATION(S)
                                                    OFFICE+ AND                   DURING PAST 5 YEARS;
                              POSITION(S)            LENGTH OF                   NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,            HELD WITH               TIME                   FUND COMPLEX FOR WHICH PERSON
        AND AGE                  FUND                 SERVED                        SERVES AS OFFICER
-------------------------------------------------------------------------------------------------------------------------
Stephen P. Fisher**; 43       Vice President        Since 2002         Mr. Fisher is a managing director of UBS Global
                                                                       AM. From October 2000 to February 2001, he was
                                                                       president of Morningstar Investment Services.From
                                                                       May 1999 to October 2000, Mr. Fisher was senior
                                                                       vice president of UBS Global AM. From January 1997
                                                                       to May 1999, Mr. Fisher was a senior vice
                                                                       president of Prudential Investments. Mr. Fisher is
                                                                       a vice president of 22 investment companies
                                                                       (consisting of 43 portfolios) for which UBS Global
                                                                       AM, UBS PaineWebber or one of their affiliates
                                                                       serves as investment advisor, sub-advisor or
                                                                       manager.

Elbridge T. Gerry III**;      Vice President        Since 1999         Mr. Gerry is a managing director and chief
45                                                                     investment officer--fixed income of UBS Global AM.
                                                                       Mr. Gerry is a vice president of six investment
                                                                       companies (consisting of 11 portfolios) for which
                                                                       UBS Global AM, UBS PaineWebber or one of their
                                                                       affiliates serves as investment advisor,
                                                                       sub-advisor or manager.

David M. Goldenberg**;        Vice President        Since 2002         Mr. Goldenberg is an executive director and deputy
35                            and Assistant                            general counsel of UBS Global AM. From 2000-2002
                                Secretary                              he was director, legal affairs at Lazard Asset
                                                                       Management. Mr. Goldenberg was global director of
                                                                       compliance for SSB Citi Asset Management Group
                                                                       from 1998-2000. He was associate general counsel
                                                                       at Smith Barney Asset Management from 1996-1998.
                                                                       Prior to working at Smith Barney Asset Management,
                                                                       Mr. Goldenberg was branch chief and senior counsel
                                                                       of the SEC's Division of Investment Management.
                                                                       Mr. Goldenberg is a vice president and assistant
                                                                       secretary of 24 investment companies (consisting
                                                                       of 82 portfolios) for which UBS Global AM, UBS
                                                                       Global AM (Americas), UBS PaineWebber or one of
                                                                       their affiliates serves as investment advisor,
                                                                       sub-advisor or manager.

                                                      TERM OF                    PRINCIPAL OCCUPATION(S)
                                                    OFFICE+ AND                   DURING PAST 5 YEARS;
                              POSITION(S)            LENGTH OF                   NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,            HELD WITH               TIME                   FUND COMPLEX FOR WHICH PERSON
        AND AGE                  FUND                 SERVED                        SERVES AS OFFICER
-------------------------------------------------------------------------------------------------------------------------
Kevin J. Mahoney+++;          Vice President        Since 1999         Mr. Mahoney is a director and a senior manager of
36                            and Assistant                            the mutual fund finance department of UBS Global
                                Treasurer                              AM. From August 1996 through March 1999, he was
                                                                       the manager of the mutual fund internal control
                                                                       group of Salomon Smith Barney. Mr. Mahoney is a
                                                                       vice president and assistant treasurer of 22
                                                                       investment companies (consisting of 43 portfolios)
                                                                       for which UBS Global AM, UBS PaineWebber or one of
                                                                       their affiliates serves as investment advisor,
                                                                       sub-advisor or manager.

Michael H. Markowitz++++;     Vice President        Since 1998         Mr. Markowitz is an executive director, portfolio
37                                                                     manager and head of U.S. short duration fixed
                                                                       income of UBS Global AM. He is also an executive
                                                                       director and portfolio manager of UBS Global AM
                                                                       (Americas), an affiliate of UBS Global AM. Mr.
                                                                       Markowitz is a vice president of six investment
                                                                       companies (consisting of 26 portfolios) for which
                                                                       UBS Global AM, UBS PaineWebber or one of their
                                                                       affiliates serves as investment advisor,
                                                                       sub-advisor or manager.


Emil Polito**; 41             Vice President        Since 2001         Mr. Polito is an executive director and head of
                                                                       investment support and mutual fund services of UBS
                                                                       Global AM. From July 2000 to October 2000, he was
                                                                       a senior manager of investment systems at Dreyfus
                                                                       Corp. Prior to July 2000, Mr. Polito was a senior
                                                                       vice president and director of operations and
                                                                       control for UBS Global AM. Mr. Polito is a vice
                                                                       president of 22 investment companies (consisting
                                                                       of 43 portfolios) for which UBS Global AM, UBS
                                                                       PaineWebber or one of their affiliates serves as
                                                                       investment advisor, sub-advisor or manager.

                                                      TERM OF                    PRINCIPAL OCCUPATION(S)
                                                    OFFICE+ AND                   DURING PAST 5 YEARS;
                              POSITION(S)            LENGTH OF                   NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,            HELD WITH               TIME                   FUND COMPLEX FOR WHICH PERSON
        AND AGE                  FUND                 SERVED                        SERVES AS OFFICER
-------------------------------------------------------------------------------------------------------------------------
Susan P. Ryan**; 42           Vice President        Since 1999         Ms. Ryan is an executive director and a portfolio
                                                                       manager of UBS Global AM. Ms. Ryan is a vice
                                                                       president of five investment companies (consisting
                                                                       of 13 portfolios) for which UBS Global AM, UBS
                                                                       PaineWebber or one of their affiliates serves as
                                                                       investment advisor, sub-advisor or manager.

Robert Sabatino++++;          Vice President        Since 2001         Mr. Sabatino is a director and a portfolio manager
28                                                                     of UBS Global AM in the short duration fixed
                                                                       income group (since October 2001). From 1995 to
                                                                       2001 he was a portfolio manager at Merrill Lynch
                                                                       Investment Managers responsible for the management
                                                                       of several retail and institutional money market
                                                                       funds. Mr. Sabatino is a vice president of one
                                                                       investment company (consisting of five portfolios)
                                                                       for which UBS Global AM, UBS PaineWebber or one of
                                                                       their affiliates serves as investment advisor,
                                                                       sub-advisor or manager.

Paul H. Schubert+++;          Vice President        Since 1998         Mr. Schubert is an executive director and head of
39                            and Treasurer                            the mutual fund finance department of UBS Global
                                                                       AM. Mr. Schubert is treasurer and principal
                                                                       accounting officer of UBS Supplementary Trust and
                                                                       of two investment companies (consisting of 39
                                                                       portfolios) and a vice president and treasurer of
                                                                       22 investment companies (consisting of 43
                                                                       portfolios) for which UBS Global AM, UBS Global AM
                                                                       (Americas), UBS PaineWebber or one of their
                                                                       affiliates serves as investment advisor,
                                                                       sub-advisor or manager.

OFFICERS (CONCLUDED)

                                                      TERM OF                    PRINCIPAL OCCUPATION(S)
                                                    OFFICE+ AND                   DURING PAST 5 YEARS;
                              POSITION(S)            LENGTH OF                   NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,            HELD WITH               TIME                   FUND COMPLEX FOR WHICH PERSON
        AND AGE                  FUND                 SERVED                        SERVES AS OFFICER
-------------------------------------------------------------------------------------------------------------------------
Brian M. Storms**; 47         President             Since 2000         Mr. Storms is chief operating officer (since
                                                                       September 2001) and president of UBS Global AM
                                                                       (since March 1999), and president and chief
                                                                       operating officer of UBS Global AM (Americas) and
                                                                       UBS Global Asset Management (New York) Inc. (since
                                                                       October 2001). Mr. Storms was chief executive
                                                                       officer of UBS Global AM from October 2000 to
                                                                       September 2001. He was a director or trustee of
                                                                       several investment companies in the UBS Family of
                                                                       Funds (1999-2001). He was president of Prudential
                                                                       Investments (1996-1999). Prior to joining
                                                                       Prudential Investments he was a managing director
                                                                       at Fidelity Investments. Mr. Storms is president
                                                                       and trustee of UBS Supplementary Trust and of two
                                                                       investment companies (consisting of 39 portfolios)
                                                                       and president of 22 investment companies
                                                                       (consisting of 43 portfolios) for which UBS Global
                                                                       AM, UBS Global AM (Americas), UBS PaineWebber or
                                                                       one of their affiliates serves as investment
                                                                       advisor, sub-advisor or manager.

Keith A. Weller**; 40         Vice President        Since 1998         Mr. Weller is a director and senior associate
                              and Assistant                            general counsel of UBS Global AM. Mr. Weller is a
                                Secretary                              vice president and assistant secretary of 22
                                                                       investment companies (consisting of 43 portfolios)
                                                                       for which UBS Global AM, UBS PaineWebber or one of
                                                                       their affiliates serves as investment advisor,
                                                                       sub-advisor or manager.

   * This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6114.

  ** This person's business address is 51 West 52nd Street, New York, New York
     10019-6114.

 *** Address for mailing purposes only.

   + Each Trustee holds office for an indefinite term. Officers of the Fund are appointed by the Trustees and serve at the pleasure of the board.

  ++ Mrs. Alexander and Mr. Bewkes are "interested persons" of the fund as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or UBS PaineWebber.

 +++ This person's business address is Newport Center III, 499 Washington Blvd.,
     14th Floor, Jersey City, New Jersey 07310-1998.

++++ This person's business address is 209 South La Salle Street, Chicago,
     Illinois 60604-1295.

TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander

Richard Q. Armstrong

David J. Beaubien

Richard R. Burt

Meyer Feldberg

George W. Gowen

William W. Hewitt, Jr.

Morton L. Janklow

Frederic V. Malek

Carl W. Schafer

William D. White


PRINCIPAL OFFICERS

Brian M. Storms
PRESIDENT

Amy R. Doberman
VICE PRESIDENT AND SECRETARY

Elbridge T. Gerry III
VICE PRESIDENT

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Michael Markowitz
VICE PRESIDENT

Susan P. Ryan
VICE PRESIDENT

INVESTMENT ADVISOR,
ADMINISTRATOR AND DISTRIBUTOR

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York, 10019-6114

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

                                                                    Presorted
[LOGO -- Three keys design for UBS Global Asset Management]          Standard
                                                                    U.S.Postage
UBS GLOBAL ASSET MANAGEMENT (US) INC.                                  PAID
51 West 52nd Street                                               Smithtown, NY
New York, NY 10019-6114                                             Permit 700